Goodwill and Other Intangible Assets-Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	$ 53,455
Goodwill allocated for acquisition of the Black Hawk Casinos	20,229
Goodwill transferred to assets held for sale	(5,168)
Net carrying amount at the end of the period	68,516
Nevada [Member]
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	33,665
Goodwill allocated for acquisition of the Black Hawk Casinos	0
Goodwill transferred to assets held for sale	0
Net carrying amount at the end of the period	33,665
Midwest [Member]
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	14,622
Goodwill allocated for acquisition of the Black Hawk Casinos	0
Goodwill transferred to assets held for sale	0
Net carrying amount at the end of the period	14,622
Colorado [Member]
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	0
Goodwill allocated for acquisition of the Black Hawk Casinos	20,229
Goodwill transferred to assets held for sale	0
Net carrying amount at the end of the period	20,229
Discontinued operations [Member]
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	5,168
Goodwill allocated for acquisition of the Black Hawk Casinos	0
Goodwill transferred to assets held for sale	(5,168)
Net carrying amount at the end of the period	$ 0